Convertible Note	2 Months Ended	9 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Debt Disclosure [Abstract]
Convertible Note

NOTE 4–CONVERTIBLE NOTE

In October 2014, the Company entered into one Convertible Promissory Note with investor, in the amount of $10,000. The note accrues interest at 10% per annum and is due and payable in a year. The note holders may convert all principal and interest outstanding under the notes into shares of Company common stock at the conversion price of $0.025 per share. As of December 31, 2014, the Company has unamortized debt discount of $8,333 on the convertible note.

NOTE 4 – CONVERTIBLE NOTE

In October 2014, the Company entered into one Convertible Promissory Note (the “Note”) with investor, in the amount of $10,000. The Note accrued interest at 10% per annum and was due and payable in a year. The Note holder had the option to convert all principal and interest outstanding under the Note into shares of Company common stock at the conversion price of $0.025 per share. As of December 31, 2014, the Company has unamortized debt discount of $8,333 on the Note. On February 27, 2015, the holder of the Note converted the Note’s principal, plus accrued interest, at a conversion price of $0.025 per share into 413,479 shares of common stock.